Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 2,082,996	¥ 2,081,600	¥ 1,706,054
General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	121,000	118,000
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		3,000	3,000
Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		40,000	87,000
Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	1,115,000	1,085,000
Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	61,000	74,000
Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	84,000	73,000
Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		262,000	240,000
Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		32,000	28,000
Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		102,000	110,000
Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	154,000	162,000
Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	13,000	13,000
Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		78,000	73,000
Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		18,000	16,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,600,000	1,606,000
Level 1 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	44,000	84,000
Level 1 | Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	1,114,000	1,085,000
Level 1 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	10,000	9,000
Level 1 | Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		262,000	240,000
Level 1 | Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		98,000	106,000
Level 1 | Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]		16,000
Level 1 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		72,000	66,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		480,000	473,000
Level 2 | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	121,000	118,000
Level 2 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[5]	(4,000)	3,000
Level 2 | Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	1,000
Level 2 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	51,000	65,000
Level 2 | Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	84,000	73,000
Level 2 | Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		32,000	28,000
Level 2 | Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		4,000	4,000
Level 2 | Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	154,000	146,000
Level 2 | Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	13,000	13,000
Level 2 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		6,000	7,000
Level 2 | Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		18,000	16,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		3,000	3,000
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 3,000	¥ 3,000

[1]	Investments in this class are measured at conversion value.
[2]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,085 billion and ¥1,115 billion at March 31, 2015 and 2016, respectively, which are well-diversified across industries.
[3]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemed within a short-term period upon request.
[4]	Amounts primarily include cash and short-term assets carried at fair value.
[5]	Amounts primarily include foreign exchange contracts carried at fair value.